RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES
13.	RELATED PARTY TRANSACTIONS AND BALANCES
Significant related party transactions were as follows (RMB in millions):

	2023	2024
Commissions/service fee from Tongcheng Travel (a)	253	274
Commissions from H World (a)	248	283
Commissions from BTG (a)	129	160
Service fee from Shangcheng (b)	200	196
Service fee to Tongcheng Travel (c)	51	51
Loans provided to Lvyue (d)	20	—
Repayment of loan from Lvyue (d)	89	41

(a)
H World (which has a director in common with the Company and a director who is a family member of one of the Company’s officers), BTG (an equity method investee of the Company) and Tongcheng Travel (an equity method investee of the Company), have entered into agreements with the Company, respectively, to provide hotel rooms for its end users. The transactions above represent the commissions earned from these related parties. The Company also provides technology service to Tongcheng Travel and earns a service fee.

(b)
The Company provided Shangcheng, an equity method investee of the Company, the access to the platform of the Company for Shangcheng to provide financial services to the Company’s users. In exchange, the Company receives technology service fees from Shangcheng. In 2023 and 2024, the total technology service fees from Shangcheng amounted to RMB200 million and RMB196 million.

(c)
The Company entered into agreements with Tongcheng Travel, under which Tongcheng Travel uses its platform to promote the hotel rooms provided by the Company’s travel suppliers. The Company paid related service fee to Tongcheng Travel.

(d)
In 2023 and 2024, the Company provided loans of RMB
20
million and nil to Lvyue (an equity method investee of the Company), with repayment terms of
3~12 months. In 2023 and 2024, Lvyue repaid RMB90 million and RMB47 million of the loan and interest to the Company, respectively. For the years ended December 31, 2023 and 2024, the total interest income from Lvyue amounted to RMB7 million and RMB5 million.

Significant balances with related parties were as follows (RMB in millions):

	2023	2024
Due from related parties, curren t :
Trade related
Due from Tongcheng Travel	2,268	2,546
Due from others	404	184
Non-trade related
Due from Lvyue	115	73
Due from Others	55	—
	2,842	2,803

Due from related partie s , non-current:
Non-trade related
Due from others	25	—

	25	—

Due to related parties, curren t :
Trade related
Due to Tongcheng Travel	27	37
Due to others	276	360

	303	397